Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 10,833	$ 10,694	$ 10,600	$ 11,388	$ 10,600	$ 10,478	$ 10,011	$ 9,840	$ 9,969	$ 9,575	$ 11,044
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	10,762	10,693	10,645	11,505	10,766	10,712	10,290	10,161	10,353	10,000	$ 10,910
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	1,146,241	1,130,401	1,117,392	1,198,663	1,115,167	1,100,699	1,050,100	1,029,617	1,041,551	1,000,000	$ 1,170,815
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	12,105	11,858	11,527	12,513	11,614	11,368	10,709	10,545	10,529	10,000	$ 12,306
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	1,210,517	1,185,822	1,152,687	1,251,347	1,161,389	1,136,814	1,070,856	1,054,454	1,052,931	1,000,000	$ 1,230,649
Bloomberg Oregon Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Oregon Municipal Bond Index
Accumulated Value	11,910	11,782	11,446	12,515	11,772	11,343	10,690	10,576	10,554	10,000	$ 12,100
Bloomberg Oregon Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Oregon Municipal Bond Index
Accumulated Value	11,910	11,782	11,446	12,515	11,772	11,343	10,690	10,576	10,554	10,000	$ 12,100
Bloomberg Oregon Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Oregon Municipal Bond Index
Accumulated Value	$ 1,190,961	$ 1,178,208	$ 1,144,557	$ 1,251,507	$ 1,177,168	$ 1,134,321	$ 1,069,032	$ 1,057,646	$ 1,055,354	$ 1,000,000	$ 1,210,004